Consolidated Balance Sheets (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Current assets:
Cash and cash equivalents (Note 9)	¥ 574,411	¥ 974,826
Time deposits (Note 9)	36,575	69,897
Short-term investments (Note 5)	483
Trade receivables (Note 16):
Related companies	14,834	17,202
Notes	72,952	78,821
Accounts (Note 17)	948,460	984,938
Allowance for doubtful receivables	(26,604)	(21,860)
Net trade receivables	1,009,642	1,059,101
Inventories (Note 3)	830,266	896,424
Other current assets (Notes 7, 11 and 17)	454,663	489,601
Total current assets	2,906,040	3,489,849
Investments and advances:
Associated companies (Note 4)	136,735	156,845
Other investments and advances (Notes 5 and 9)	315,144	412,806
Total investments and advances	451,879	569,651
Property, plant and equipment (Notes 6, 7 and 9):
Land	374,855	381,840
Buildings	1,679,665	1,771,178
Machinery and equipment	2,248,137	2,290,760
Construction in progress	90,786	96,489
Property, Plant and Equipment, Gross, Total	4,393,443	4,540,267
Less accumulated depreciation	2,659,160	2,656,958
Net property, plant and equipment	1,734,283	1,883,309
Other assets:
Goodwill (Note 8)	757,417	924,752
Intangible assets (Notes 6, 7 and 8)	345,751	542,787
Other assets (Notes 10 and 11)	405,685	412,522
Total other assets	1,508,853	1,880,061
Asset, Total	6,601,055	7,822,870
Current liabilities:
Short-term debt, including current portion of long-term debt (Notes 6 and 9)	633,847	432,982
Trade payables:
Related companies	39,941	55,102
Notes	52,987	59,889
Accounts (Note 17)	758,085	886,261
Total trade payables	851,013	1,001,252
Accrued income taxes (Note 11)	32,553	42,415
Accrued payroll	204,842	192,279
Other accrued expenses (Notes 15 and 19)	749,495	747,205
Deposits and advances from customers	71,102	66,473
Employees' deposits	7,651	9,101
Other current liabilities (Notes 10, 11 and 17)	329,001	355,343
Total current liabilities	2,879,504	2,847,050
Noncurrent liabilities:
Long-term debt (Notes 6 and 9)	941,768	1,162,287
Retirement and severance benefits (Note 10)	566,550	492,960
Other liabilities (Note 11)	235,667	374,238
Total noncurrent liabilities	1,743,985	2,029,485
Panasonic Corporation shareholders' equity:
Common stock (Note 12): Authorized -4,950,000,000 shares Issued -2,453,053,497 shares	258,740	258,740
Capital surplus (Note 12)	1,117,530	1,100,181
Legal reserve (Note 12)	94,512	94,198
Retained earnings (Note 12)	1,441,177	2,401,909
Accumulated other comprehensive income (loss):
Cumulative translation adjustments	(482,168)	(453,158)
Unrealized holding gains of available-for-sale securities (Note 5)	13,283	16,835
Unrealized gains (losses) of derivative instruments (Note 17)	(3,728)	2,277
Pension liability adjustments (Note 10)	(262,542)	(191,254)
Total accumulated other comprehensive loss	(735,155)	(625,300)
Treasury stock, at cost (Note 12): 141,351,296 shares (382,760,101 shares in 2011)	(247,018)	(670,736)
Total Panasonic Corporation shareholders' equity	1,929,786	2,558,992
Noncontrolling interests	47,780	387,343
Total equity	1,977,566	2,946,335
Commitments and contingent liabilities (Notes 6 and 19)
Liabilities and Stockholders' Equity, Total	¥ 6,601,055	¥ 7,822,870